Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Income Taxes
Schedule of components of income tax expense

For the period from
	For the year ended	October 22, 2018 (date of inception)
	December 31, 2019	to December 31, 2018
Current
Federal	$793,057	$—
State	—	—
Deferred
Federal	—	—
State	—	—
Valuation allowance	—	—
Income tax provision	$793,057	$—

Schedule of deferred tax assets and liabilities

	December 31,
	2019	2018
Deferred tax assets:
StartUp/Organization Costs	$185,966	$539
Total deferred tax assets	185,966	539
Valuation allowance	(185,966)	(539)
Deferred tax asset, net of allowance	$—	$—

Schedule of effective income tax rate reconciliation

	December 31,
	2019	2018
Statutory Federal income tax rate	21.0%	21.0%
Meals & entertainment	0.1%	0.0%
Change in fair value of warrant liabilities	0.0%	0.0%
Change in Valuation Allowance	6.4%	(21.0)%
Income Taxes Provision (Benefit)	27.5%	0.0%